Note 21 - Segment Reporting (Details) - Group’s Operations by Business Segment In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Agency [Member] USD ($)	Dec. 31, 2014 Agency [Member] CNY	Dec. 31, 2013 Agency [Member] CNY	Dec. 31, 2012 Agency [Member] CNY	Dec. 31, 2014 Brokerage [Member] USD ($)	Dec. 31, 2014 Brokerage [Member] CNY	Dec. 31, 2013 Brokerage [Member] CNY	Dec. 31, 2012 Brokerage [Member] CNY	Dec. 31, 2014 Claims Adjusting Segment [Member] USD ($)	Dec. 31, 2014 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2012 Claims Adjusting Segment [Member] CNY	Dec. 31, 2014 Other Segments [Member] USD ($)	Dec. 31, 2014 Other Segments [Member] CNY	Dec. 31, 2013 Other Segments [Member] CNY	Dec. 31, 2012 Other Segments [Member] CNY
Segment Reporting Information [Line Items]
Total net revenues	$ 346,519	2,150,011	1,757,024	1,586,117	$ 261,807	1,624,410	1,418,512	1,305,310	$ 37,492	232,620	63,418	48,855	$ 47,220	292,981	261,206	217,497			13,888	14,455
Total operating costs and expenses	(341,539)	(2,119,112)	(1,739,038)	(1,520,291)	(239,640)	(1,486,871)	(1,305,306)	(1,138,083)	(31,753)	(197,017)	(53,719)	(34,474)	(44,409)	(275,539)	(234,129)	(186,695)	(25,737)	(159,685)	(145,884)	(161,039)
Total income from operations	$ 4,980	30,899	17,986	65,826	$ 22,167	137,539	113,206	167,227	$ 5,739	35,603	9,699	14,381	$ 2,811	17,442	27,077	30,802	$ (25,737)	(159,685)	(131,996)	(146,584)